Obligations to shareholders (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	Jul. 14, 2025	Feb. 24, 2025	Dec. 31, 2025
Obligations To Shareholders
Reverse stock split		ratio of 100:1
Disposal common shares	22,059,698
Net costs and fees	R$ 455,691
Common share	R$ 20.66
Payment for auction			R$ 79,233
Shareholders amount			376,458
Interest on capital payable			R$ 157,831